Prepayments and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Receivables.
Prepayments and Other Receivables

	June 30,	December 31,
	2025	2024
	€1,000	€1,000
Prepayments	2,088	2,410
Other receivables	1,341	835
Accrued income from Rett Syndrome Research Trust	502	502
	3,931	3,747